September 14, 2018
Scharf Fund

Institutional Class	LOGIX
Retail Class	LOGRX
R6 Class	LGRSX

A series of Advisors Series Trust (the "Trust")

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information ("SAI"), each dated January 28, 2018

Effective immediately, the R6 Class for the Scharf Fund will no longer be available for purchase.

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Please retain this Supplement with the Summary Prospectus, Prospectus and SAI.